Commitments and contingencies	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
5.              Commitments and contingencies

As at September, 2015, the Company had the following capital commitments:
	2015	2016+	TOTAL
Vessels under construction	37,680,000	-	37,680,000
Loan commitment fees	66,652	-	66,652
Office space	21,731	28,818	50,549
	37,768,383	28,818	37,797,201

Loan commitment fees are based on management’s best estimates of future drawdown dates as of September 30, 2015.